Financial Instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt | Financial liabilities measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities Carrying Amount	$ 43,733	$ 116,813
Financial Liabilities Fair Value	43,733	118,015
Derivative liabilities | Financial liabilities fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities Carrying Amount	302	6,454
Financial Liabilities Fair Value	302	6,454
Short-term securities | Financial assets fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial Assets Carrying Amount	6	7
Financial Assets Fair Value	6	7
Derivative assets | Financial assets fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial Assets Carrying Amount	246	1,240
Financial Assets Fair Value	246	1,240
Long-term loan receivables (including current portion) | Financial assets loans and receivables
Disclosure of detailed information about financial instruments [line items]
Financial Assets Carrying Amount	0	9,392
Financial Assets Fair Value	0	9,392
Securities, at fair value | Financial assets available-for-sale instruments
Disclosure of detailed information about financial instruments [line items]
Financial Assets Carrying Amount	5,892	5,572
Financial Assets Fair Value	5,892	5,572
Securities (including restricted non-current assets - securities), at cost | Financial assets available-for-sale instruments
Disclosure of detailed information about financial instruments [line items]
Financial Assets Carrying Amount	0	232
Financial Assets Fair Value	$ 0	$ 232